Fees Summary	Aug. 18, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,062,500.00
Total Fee Amount	284.83
Total Offset Amount	0.00
Net Fee	$ 284.83
Offering Table N/A
Offset Table N/A	N/A